Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net loss	$ (103,358)	$ (19,377)	$ (55,582)	$ (70,858)
Adjustments to reconcile consolidated net income to net cash from operating activities:
Depreciation	67	114	352	539
Amortization of platform development and intangible assets	4,870	7,021		26,570
Amortization of debt discounts	536	930		1,581
Noncash and accrued interest	2,839		3,824	320
Loss on impairment of assets	40,589	119		466
Loss on sale of assets
Change in fair value of contingent consideration	313	499	1,010
Liquidated damages	76	127		1,140
Stock-based compensation	1,451	6,427		31,345
Deferred income taxes	31	7		(1,200)
Bad debt expense	670	36		658
Other				184
Changes in operating assets and liabilities which (used) provided cash:
Accounts receivable	12,029	10,303		(2,038)
Subscription acquisition costs	6,131	(4,304)		(1,667)
Royalty fees				11,250
Prepayments and other current assets	(424)	(7,596)		2,280
Other long-term assets	(148)	61		(285)
Accounts payable	(102)	2,595		(6,535)
Accrued expenses and other liabilities	44,334	(2,144)		(2,996)
Unearned revenue	(11,665)	3,464		3,898
Subscription refund liability	18	95		(2,379)
Operating lease liabilities	(60)	(56)		(218)
Other long-term liabilities	(162)	7		(3,359)
Net cash used in operating activities	(1,965)	(1,672)		(11,304)
Cash Flows from Investing Activities
Purchase of property and equipment				(530)
Capitalized platform development	(713)	(1,188)		(5,179)
Proceeds from sale of assets
Proceeds from sale of equity investment				2,450
Payments for acquisition of business, net of cash acquired		(500)		(35,331)
Net cash used in investing activities	(713)	(1,688)		(38,590)
Cash Flows from Financing Activities
Payment of Fexy put option	(2,263)
Proceeds (repayments) under line of credit, net borrowing	(19,609)	(4,533)
Proceeds from common stock private placement	12,000
Proceeds from Simplify loan	7,748
Proceeds from common stock registered direct offering		11,500
Proceeds from bridge notes, net of debt costs				34,728
Payments of long-term debt				(5,928)
Proceeds from revolving promissory note				2,104
Proceeds from common stock public offering, net of offering costs				32,058
Payments of issuance costs from common stock registered direct offering		(69)		(1,568)
Payments of debt issuance costs
Proceeds from exercise of common stock options				95
Payment of deferred cash payments		(25)		(453)
Payment of taxes from common stock withheld	(479)	(1,423)		(4,468)
Payment of restricted stock liabilities				(2,152)
Net cash provided by financing activities	(2,603)	5,450		54,416
Net Increase in Cash and Cash Equivalents	(5,281)	2,090		4,522
Cash and Cash Equivalents – Beginning of period	9,284	14,373	14,373	9,851
Cash and Cash Equivalents – End of period	4,003	16,463	9,284	14,373
Cash, cash equivalents, and restricted cash
Cash and cash equivalents	4,003	15,961	9,284	13,871
Restricted cash		502		502
Total cash, cash equivalents, and restricted cash	4,003	16,463	9,284	14,373
Supplemental Cash Flow Information
Cash paid for interest	964	3,252		9,528
Cash paid for income taxes	85
Non-cash activities:
Reclassification of stock-based compensation to platform development	208	307		1,884
Issuance cost of registered direct offering recorded in accrued expenses and other		220		441
Issuance of common stock upon conversion of Series H convertible preferred stock				511
Issuance of common stock in connection with settlement of liquidated damages		370		7,008
Issuance of common stock in connection with acquisition		2,000		3,141
Deferred cash payments recorded in connection with acquisitions		246		949
Assumption of liabilities in connection with acquisitions				17,110
Reclassification to liability upon common stock modification		68
Repurchase of common stock for Fexy put option	379
Bridge Media Networks L L C [Member]
Cash Flows from Operating Activities
Net loss	(2,067)	(1,737)	(10,038)	(127)
Adjustments to reconcile consolidated net income to net cash from operating activities:
Depreciation	296	190	805
Bad debt expense	(37)	69	112	25
Expenses directly paid by related party	2,443	805	7,170
Changes in operating assets and liabilities which (used) provided cash:
Accounts receivable	(2,314)	(674)	(4,161)	(138)
Prepaid advertising and other	3	36	(129)
Carrying amount of ROU asset & decrease in operating lease liabilities	6	1	1
Accounts payable	194	(162)	(204)	5
Accrued expenses and other liabilities	(314)	125	1,676	123
Net cash used in operating activities	(1,790)	(1,347)	(4,768)	(112)
Cash Flows from Investing Activities
Purchase of property and equipment	(734)	(558)	(6,586)
Net cash used in investing activities	(734)	(558)	(6,586)
Cash Flows from Financing Activities
Payments on revolving promissory note			(1,800)
Distributions		(1,690)	(16,749)
Contributions			1,842	130
Proceeds from revolving promissory note	2,650	3,636	28,090
Net cash provided by financing activities	2,650	1,946	11,383	130
Net Increase in Cash and Cash Equivalents	126	41	29	18
Cash and Cash Equivalents – Beginning of period	47	18	18
Cash and Cash Equivalents – End of period	173	59	47	18
Cash, cash equivalents, and restricted cash
Cash and cash equivalents	173		47	18
Supplemental Cash Flow Information
Net non-cash contributions	2,443	1,096	33,091	4,666
Previously Reported [Member]
Cash Flows from Operating Activities
Net loss			(55,582)
Adjustments to reconcile consolidated net income to net cash from operating activities:
Depreciation			352
Amortization of platform development and intangible assets			27,354
Amortization of debt discounts			2,378
Noncash and accrued interest			3,824
Loss on impairment of assets			119
Loss on sale of assets			325
Change in fair value of contingent consideration			1,010
Liquidated damages			583
Stock-based compensation			19,060
Deferred income taxes			134
Bad debt expense			315
Other
Changes in operating assets and liabilities which (used) provided cash:
Accounts receivable			(11,599)
Subscription acquisition costs			3,143
Royalty fees
Prepayments and other current assets			(2,157)
Other long-term assets			(77)
Accounts payable			(2,663)
Accrued expenses and other liabilities			3,453
Unearned revenue			(7,970)
Subscription refund liability			(396)
Operating lease liabilities			(231)
Other long-term liabilities			(6,147)
Net cash used in operating activities			(24,772)
Cash Flows from Investing Activities
Purchase of property and equipment
Capitalized platform development			(3,773)
Proceeds from sale of assets			1,061
Proceeds from sale of equity investment
Payments for acquisition of business, net of cash acquired			(500)
Net cash used in investing activities			(3,212)
Cash Flows from Financing Activities
Proceeds from bridge notes, net of debt costs			8,000
Payments of long-term debt
Proceeds from revolving promissory note			5,517
Proceeds from common stock public offering, net of offering costs			11,500
Payments of issuance costs from common stock registered direct offering			(167)
Payments of debt issuance costs			(457)
Proceeds from exercise of common stock options
Payment of deferred cash payments			(75)
Payment of taxes from common stock withheld			(1,423)
Payment of restricted stock liabilities
Net cash provided by financing activities			22,895
Net Increase in Cash and Cash Equivalents			(5,089)
Cash and Cash Equivalents – Beginning of period	$ 9,284	$ 14,373	14,373
Cash and Cash Equivalents – End of period			9,284	$ 14,373
Cash, cash equivalents, and restricted cash
Cash and cash equivalents			9,284
Restricted cash
Total cash, cash equivalents, and restricted cash			9,284
Supplemental Cash Flow Information
Cash paid for interest			12,101
Cash paid for income taxes			85
Non-cash activities:
Reclassification of stock-based compensation to platform development			1,016
Issuance cost of registered direct offering recorded in accrued expenses and other			189
Issuance of common stock upon conversion of Series H convertible preferred stock			13,008
Issuance of common stock in connection with settlement of liquidated damages			499
Issuance of common stock in connection with acquisition			2,000
Deferred cash payments recorded in connection with acquisitions			246
Assumption of liabilities in connection with acquisitions			1,246
Reclassification to liability upon common stock modification			$ 68